Accrued Liabilities (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accrued Liabilities [Abstract]
Accrued Liabilities
Note 6. Accrued Liabilities

Accrued liabilities as of September 30, 2017 and December 31, 2016 consisted of the following:

	September 30, 2017	December 31, 2016
Salaries, wages and related fringe benefits	$83.0	$56.5
Restructuring	9.1	20.2
Taxes	43.1	37.1
Advance payments on sales contracts	55.5	43.0
Product warranty	23.6	21.7
Accrued interest	0.5	15.5
Other	60.1	64.5
Total accrued liabilities	$274.9	$258.5

A reconciliation of the changes in the accrued product warranty liability for the three and nine month periods ended September 30, 2017 and 2016 are as follows:

	Three Months Ended September 30, 2017	Three Months Ended September 30, 2016	Nine Months Ended September 30, 2017	Nine Months Ended September 30, 2016
Balance at beginning of period	$21.7	$24.2	$21.7	$27.6
Product warranty accruals	6.7	3.6	17.8	12.2
Settlements	(5.0)	(5.5)	(17.1)	(17.2)
Charged to other accounts(1)	0.2	(0.5)	1.2	(0.8)
Balance at end of period	$23.6	$21.8	$23.6	$21.8

(1)
Includes primarily the effects of foreign currency translation adjustments for the Company’s subsidiaries with functional currencies other than the USD, and changes in the accrual related to acquisitions.

Note 9: Accrued Liabilities

Accrued liabilities as of December 31, 2016 and 2015 consisted of the following:
	2016	2015
Salaries, wages, and related fringe benefits	$56,503	$54,032
Restructuring	20,238	2,035
Taxes	37,117	29,098
Advance payments on sales contracts	42,999	58,005
Product warranty	21,743	27,649
Accrued interest	15,497	15,463
Other	64,431	62,741
Total accrued liabilities	$258,528	$249,023

A reconciliation of the changes in the accrued product warranty liability for the years ended December 31, 2016, 2015, and 2014 are as follows:
	2016	2015	2014
Beginning balance	$27,649	$22,918	$23,514
Product warranty accruals	18,240	26,157	23,377
Settlements	(22,702)	(20,377)	(22,790)
Charged to other accounts(1)	(1,444)	(1,049)	(1,183)
Ending balance	$21,743	$27,649	$22,918

(1)
Includes primarily the effects of foreign currency translation adjustments for the Company’s subsidiaries with functional currencies other than the USD, and changes in the accrual related to acquisitions or divestitures of businesses.